Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Provision and Reversal for the Allowance of Financial Investments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	₩ 33,208	₩ 3,917	₩ 9,595
Reversal	(4,025)	(6,008)	(1,091)
Total	29,183	(2,091)	8,504
Securities measured at fair value through other comprehensive income
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	17,104	1,026	7,466
Reversal	(2,547)	(4,808)	(385)
Total	14,557	(3,782)	7,081
Loans measured at fair value through other comprehensive income
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	920	83	237
Reversal	(3)	(460)	(15)
Total	917	(377)	222
Securities measured at amortized cost
Disclosure Of Provision And Reversal For The Allowance Of Financial Investments [Line Items]
Provision	15,184	2,808	1,892
Reversal	(1,475)	(740)	(691)
Total	₩ 13,709	₩ 2,068	₩ 1,201